Document and Entity Information	Apr. 19, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001841800
Document Type	8-K
Document Period End Date	Apr. 19, 2022
Entity Registrant Name	Software Acquisition Group Inc. III
Entity Incorporation State Country Code	DE
Entity File Number	001-40682
Entity Tax Identification Number	86-1370703
Entity Address, Address Line One	1980 Festival Plaza Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89135
City Area Code	310
Local Phone Number	991-4982
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock And One Half Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A Common Stock and one-half of one Redeemable Warrant
Trading Symbol	SWAGU
Security Exchange Name	NASDAQ
Common Class B [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	SWAG
Security Exchange Name	NASDAQ
Warrants Each Exercisable For One Share Class A Common Stock For 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each exercisable for one share Class A Common Stock for $11.50 per share
Trading Symbol	SWAGW
Security Exchange Name	NASDAQ